Other current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other current liabilities [Abstract]
Taxes payable	$ 322		$ 309
Employee withheld taxes, social security and vacation payment	83		95
Accrued interest expense	54		30
Liabilities relating to investment in shares	5	[1]	0	[1]
Short term portion of deferred mobilization revenues	96		115
Derivative financial instruments	397	[2]	414	[2]
Accrued expenses	341		279
Other current liabilities	40		72
Total other current liabilities	$ 1,338		$ 1,314

[1]	Liabilities relating to the Company's share forward contracts are recorded as short-term debt.
[2]	Derivative financial instruments consist of unrealized losses on various types of derivatives.